Auditor's Remuneration	12 Months Ended
Dec. 31, 2018
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Auditor's Remuneration

28 AUDITOR’s REMUNERATION

	$ million
	2018	2017	2016
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	31	27	32
Other audit fees, principally in respect of audits of accounts of subsidiaries	16	21	17
Total audit fees	47	48	49
Audit-related fees	5	4	2
Fees in respect of other non-audit services	1	1	1
Total	53	53	52

In addition, the auditor provided audit services to retirement benefit plans for employees of subsidiaries. Remuneration paid by those benefit plans amounted to $1 million in 2018 (2017: $1 million, 2016: $1 million).

Classification of auditor’s remuneration under US Securities and Exchange Commission rules

For US reporting purposes, the total auditor’s remuneration of $53 million (2017: $53 million, 2016: $52 million) is categorised as follows: audit $50 million (2017: $50 million, 2016: $51 million), audit-related $2 million (2017:$2 million, 2016 $1 million), and all other fees $1 million (2017: $1 million, 2016: nil).